PROPERTY, PLANT AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	¥ 211,366		¥ 203,177
Less: accumulated depreciation	(149,029)		(112,238)
Property, plant and equipment, net	63,397	$ 8,929	100,605
Software and electronic equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	83,723		77,693
Buildings
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	34,764		34,764
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	92,879		90,720
Construction in progress
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	¥ 1,060		¥ 9,666